Note 14 - Retirement and Pension Plans - Changes in Projected Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Projected benefit obligation, beginning of the year	$ 1,034	$ 979	$ 1,018
Service cost	4	3	3
Interest cost	3	7	7
Actuarial loss (gain)	21	19	(34)
Settlement	(25)	(26)	(38)
Effect of changes in foreign exchange rate	30	52	23
Projected benefit obligation, end of the year	1,067	1,034	979
Fair value of plan assets, beginning of the year	857	765	697
Employer contributions	22	19	19
Actual return on plan assets	15	31	31
Effect of changes in foreign exchange rate	26	42	18
Fair value of plan assets, end of the year	$ 920	$ 857	$ 765